Related Party Transactions (Details Textual) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended		39 Months Ended
	Dec. 31, 2012	Sep. 01, 2011	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013
Line of credit issued to related party		$ 1,000,000
Line of credit facility, amount outstanding			832,454	163,829		163,829
Line of credit facility accrued interest			31,547	3,341		3,341
Line of credit facility, interest rate description				The line of credit bears interest equal to the lower of 10%, or the Wall Street Journal Prime Rate (3.25% at June 30, 2013) plus 5%
Line of credit facility, interest rate at period end				8.25%		8.25%
Line of credit facility, interest rate during period	5.00%
Line of credit facility, description				The line of credit is for a period of one year and matured on August 31, 2012
Consulting expenses			55,000	598,995	155,000
Professional fees			28,657	620,162	96,954	802,943
Financing fees			35,000		75,000
Related party expenses				807,001	145,200	807,001
Due from related parties				183,346		183,346
Related parties
Professional fees			$ 117,500	$ 135,000